Basis of preparation	12 Months Ended
Dec. 31, 2017
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Basis of preparation
2	Basis of preparation

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), effective as at December 31, 2017, as issued by the International Accounting Standards Board (“IASB”), and IFRS as adopted by the European Union.

Basis of measurement

The Group prepared its consolidated financial statements on a going-concern basis and under the historical cost convention except for certain financial instruments that have been measured at fair value.

IFRS basis of presentation

The audited consolidated financial statements as of December 31, 2017, 2016 and 2015 have been prepared in accordance with International Financial Reporting Standards (IFRS) as endorsed by the European Union (EU). All standards and interpretations issued by the International Accounting Standards Board (IASB) and the IFRS Interpretations Committee effective for the year ended 2017 have been endorsed by the EU, except that the EU did not adopt certain paragraphs of IAS 39 applicable to hedge transactions. The Group has no hedge transactions to which these paragraphs are applicable. Consequently, the accounting policies applied by the Group also comply with IFRS as issued by the IASB.

Change in accounting policies

The Group has consistently applied the accounting policies set out below to all periods presented in these consolidated financial statements. The standards below are applicable for financial statements as prepared after January 1, 2016, for IFRS as issued by the International Accounting Standards Board, and are effective for IFRS as endorsed by the EU for periods ending after January 1, 2017.

•	Amendments to IAS 7 – Disclosure initiative

•	Amendments to IAS 12 – Recognition of Deferred Tax Assets for Unrealized Losses

For preparation of these financial statements, the Group has concluded that these standards do not have a significant impact.

Correction of errors

Certain comparative amounts in the consolidated income statements, consolidated statements of comprehensive income, consolidated statements of financial position and consolidated statements of cash flows have been restated to correct for immaterial errors with respect to share-based payments. The impact of this restatement is disclosed in note 29 – Correction of errors. Throughout the consolidated financial statements, columns including comparative figures that have been restated, are indicated with ‘(i)’.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, which together with underlying assumptions, are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Judgments, estimates and assumptions applied by management in preparing these financial statements are based on circumstances as at December 31, 2017, and Interxion operating as a stand-alone company.

In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on amounts recognized in the financial statements are discussed below:

Property, plant and equipment and depreciation (see also Note 11) — Estimated remaining useful lives and residual values of property plant and equipment, including assets recognized upon a business combination, are reviewed annually. The carrying values of property, plant and equipment are also reviewed for impairment, where there has been a triggering event, by assessing the present value of estimated future cash flows and net realizable value compared with net book value. The calculation of estimated future cash flows and residual values is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. In addition, the valuation of some of the assets under construction requires judgments that are related to the probability of signing lease contracts and obtaining planning permits. Regarding the properties acquired as part of the acquisition of InterXion Science Park B.V. we recognized fair value at acquisition date, based on the highest and best use.

Intangible assets and amortization (see also Note 12) — Estimated remaining useful lives of intangible assets, including those recognized upon a business combination, are reviewed annually. The carrying values of intangible assets are also reviewed for impairment where there has been a triggering event by assessing the present value of estimated future cash flows and fair value compared with net book value. The calculation of estimated future cash flows is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. The customer portfolio acquired as part of the acquisition of InterXion Science Park B.V. was valued based on the multi-period excess earnings method, which considers the present value of net cash flows expected to be generated by the customer portfolio, excluding any cash flows related to contributory assets.

Goodwill (see also Note 12) — Goodwill is recognized as the amount by which the purchase price of an acquisition exceeds the fair values of the assets and liabilities identified as part of the purchase price allocation. Goodwill is not being amortized, but subject to an annual impairment test.

Lease accounting (see also Note 24) — At inception or modification of an arrangement, the Group determines whether such an arrangement is, or contains, a lease. Classification of a lease contract is based on the extent to which risks and rewards incidental to ownership of a leased asset lie with the lessor or the lessee. The classification of lease contracts includes the use of judgments and estimates.

Provision for onerous lease contracts (see also Note 19) — A provision is made for the discounted amount of future losses that are expected to be incurred in respect of unused data center sites over the term of the leases. Where unused sites can be sublet, or partly sublet, management has taken account of the contracted sublease income expected to be received over the minimum sublease term, which meets the Group’s revenue recognition criteria in arriving at the amount of future losses.

Costs of site restoration (see also Note 26) — Liabilities in respect of obligations to restore premises to their original condition are estimated at the commencement of the lease and reviewed annually, based on the rent period, contracted extension possibilities and possibilities of lease terminations.

Deferred tax (see also Note 10) — Provision is made for deferred tax at the rates of tax prevailing at the period-end dates unless future rates have been substantively enacted. Deferred tax assets are recognized where it is probable that they will be recovered based on estimates of future taxable profits for each tax jurisdiction. The actual profitability may be different depending on local financial performance in each tax jurisdiction.

Share-based payments (see also Note 22) — The Group issues equity-settled share-based payments to certain employees under the terms of the long-term incentive plans. The charges related to equity-settled share-based payments, options to purchase ordinary shares and restricted and performance shares, are measured at fair value at the grant date. Fair values are being redetermined for market conditions as of each reporting date, until final grant date. The fair value at the grant date of options is determined using the Black Scholes model and is expensed over the vesting period. The fair value at grant date of the performance shares is determined using the Monte Carlo model and is expensed over the vesting period. The value of the expense is dependent upon certain assumptions including the expected future volatility of the Group’s share price at the grant date and, for the performance shares, the relative performance of the Group’s share price compared with a group of peer companies.

Senior Secured Notes due 2020 (see also Note 20) — The Senior Secured Notes due 2020 are valued at amortized cost. The Senior Secured Notes due 2020 indenture includes specific early redemption clauses. As part of the initial measurement of the amortized costs value of the Senior Secured Notes due 2020 it is assumed that the Notes will be held to maturity. If an early redemption of all or part of the Notes is expected, the liability will be re-measured based on the original effective interest rate. The difference between the liability, excluding a change in assumed early redemption and the liability, including a change in assumed early redemption, will go through the profit and loss.

Functional and presentation currency

These consolidated financial statements are presented in euro, the Company’s functional and presentation currency. All information presented in euros has been rounded to the nearest thousand, except when stated otherwise.